Subsequent Events - Additional Information (Detail)				12 Months Ended
	Feb. 05, 2016 USD ($) Installment	Jan. 05, 2016	Jan. 04, 2016	Dec. 31, 2015 USD ($) Installment
Zena Energy L.L.C [Member] | Secured Promissory Note Due 2016 [Member]
Subsequent Event [Line Items]
Debt instrument, principal amount				$ 35,000,000
Proceeds of the secured promissory note				35,000,000
Purchase price of business acquisition				$ 50,000,000
Debt instrument, number of periodic payment | Installment				2
Debt instrument, frequency of payment				Monthly
Debt instrument, principal and interest payment				$ 1,300,000
Debt instrument basis spread on variable rate				3.00%
Final balloon payment				$ 14,000,000
Long-term debt, effective Interest Rate				3.42%
Zena Energy L.L.C [Member] | Subsequent Event [Member] | Secured Promissory Note Due 2016 [Member]
Subsequent Event [Line Items]
Maturity date		Apr. 01, 2016	Feb. 01, 2016
El Dorado Chemical [Member] | Subsequent Event [Member] | 5.73% Secured Promissory Note due 2019 [Member]
Subsequent Event [Line Items]
Debt instrument, principal amount	$ 10,000,000
Maturity date	Jun. 29, 2019
Debt instrument, number of periodic payment | Installment	40
Debt instrument, frequency of payment	Monthly
Final balloon payment	$ 6,700,000
Maturity year	2019
Debt instrument, interest rate	5.73%
El Dorado Chemical [Member] | Subsequent Event [Member] | Maximum [Member] | 5.73% Secured Promissory Note due 2019 [Member]
Subsequent Event [Line Items]
Additional borrowing capacity secured by cogeneration facility equipment	$ 10,000,000